BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS [Abstract]
Schedule of Bank Borrowings

	At December 31,
	2011	2012
	$	$

Short-term bank borrowings	286,887,593	463,554,185
Current portion of long-term borrowings	35,328,572	48,865,064
Long-term bank borrowings	125,438,845	122,859,120

Total	447,655,010	635,278,369

Schedule of Short-Term Bank Borrowings

The short-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2011	2012
	$	$

China Electric Equipment Group Co., Ltd.
and Group chairman Mr. Tingxiu Lu	76.7	69.2
Group Chairman Mr. Tingxiu Lu and his stock rights
in China Electric Equipment Group Co., Ltd	-	50.0
Bank of Nanjing and China Electric Equipment Group Co., Ltd	31.7	39.8
China Electric Equipment Group Co., Ltd and Jiangsu Xinde
Asset Management Co., Ltd	20.6	19.7
Jiangsu Xinde Asset Management Co., Ltd	9.3	20.3
Land use right and machinery	3.6	7.2
Construction in progress	-	1.9
Fixed deposit	11.1	179.8

Total	153.0	387.9

Schedule of Long-Term Bank Borrowings

The Group's long-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2011	2012
	$	$

Bank of Nanjing and China Electric Equipment Group Co., Ltd	39.7	-
Land use right and machinery	46.2	50.2
The Group and CEEG (Nanjing) Special Transformer Co., Ltd's
real estate, and CEEG (Jiangsu) Limited	-	31.8
Construction in progress	9.5	10.8

Total	95.4	92.8